Commitments and contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Leasehold improvement
Contracted, but not provided for:
Contracted, but not provided for:	¥ 47,813	¥ 12,525
Furniture, fixtures and other equipment
Contracted, but not provided for:
Contracted, but not provided for:	¥ 2,826	¥ 0